EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Profit or loss [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic and diluted earnings per share:
The earnings and the weighted average number of ordinary shares used in the calculation of basic and diluted earnings per share are as follows:

	2025	2024	2023
Profit attributable to the owners of the parent company used in the calculation of basic and diluted earnings per share	23,584,613	202,334,530	29,520,767
Weighted average number of ordinary shares for the purposes of basic and diluted earnings per share (in thousands of shares)	583,483	583,481	583,536
Basic and diluted earnings per share (in pesos)	40.4204	346.7714	50.5895